Non-controlling Interests	9 Months Ended
Sep. 30, 2021
Noncontrolling Interest [Abstract]
Non-controlling Interests
NOTE	11 – NON-CONTROLLING INTERESTS
The
non-controlling
interest balance represents the economic interest in Holdings LLC held by SFS Corp. The following table summarizes the ownership of units in Holdings LLC as of
September
 30, 2021:

	Common Units	Ownership Percentage
UWM Holdings Corporation ownership of Class A Common Units	100,367,478	6.26%
SFS Corp. ownership of Class B Common Units	1,502,069,787	93.74%

Balance at end of period	1,602,437,265	100.00%
The
non-controlling
interest holders have the right to exchange Class B Common Units, together with a corresponding number of shares of our Class D common stock or Class C common stock (together referred to as “Stapled Interests”), for, at the Company’s option, (i) shares of the Company’s Class B common stock or Class A common stock or (ii) cash from a substantially concurrent public offering or private sale (based on the price of the Company’s Class A common stock). As such, future exchanges of Stapled Interests by non-controlling
interest holders will result in a change in ownership and reduce or increase the amount recorded as non-controlling
interest and increase or decrease additional
paid-in-capital
or retained earnings when Holdings LLC has positive or negative net assets, respectively. As of
September
 30, 2021, SFS Corp. has not exchanged any Stapled Interests.
During the nine months ended September 30, 2021, the Company issued 5,890 shares of Class A common stock under its stock-based compensation plan and repurchased and retired 2,742,617 shares of Class A common stock, pursuant to the Board’s authorization of the share repurchase program on May 9, 2021. This resulted in an equivalent net reduction in the number of Class A Common Units of Holdings LLC held by the Company, and a remeasurement of the non-controlling
interest in Holdings LLC due to the change in relative ownership of Holdings LLC with no change in control. The impact of the re-
measurement
of the
non-controlling
interest is reflected in the condensed consolidated statement of changes in equity.